Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Accounts receivable, net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

(In thousands)	December 31, 2016	December 31, 2017
Accounts receivable	14,655	40,663
Less: Allowance for doubtful accounts	(119)	(31)
Accounts receivable, net	14,536	40,632

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2015	December 31, 2016	December 31, 2017
Balance at beginning of the year	131	126	119
Additions	4	—	27
Write-off	—	—	(122)
Exchange difference	(9)	(7)	7
Balance at end of the year	126	119	31

The top 10 customers accounted for about 76% and 86% of accounts receivable as of December 31, 2016 and 2017, respectively.